Note 11 - Other Borrowings (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2019	Jan. 01, 2019
Annual Paydown of Principal Required		20.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds		$ 273,400,000
Stock Issued During Period, Value, New Issues	$ 248,000
Notes Payable, Total	$ 8,300,000
Finance Lease, Liability, Total		4,098,000
Accounting Standards Update 2016-02 [Member]
Finance Lease, Liability, Total			$ 3,800,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Securities Sold under Agreements to Repurchase, Total	$ 8,000,000
Letter of Credit [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available		10,000,000
Advances from Federal Home Loan Banks, Total		$ 0